ORDINARY SHARES	12 Months Ended
Sep. 30, 2011
ORDINARY SHARES
NOTE 23. ORDINARY SHARES

The Company’s Memorandum and Articles of Association, as amended, authorized the Company to issue 100,000,000 shares of US$0.001 par value per ordinary share. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors. The Company had 10,000,000 ordinary shares issued and outstanding prior to the May 2010 public offering. In May 2010, the Company issued 4,000,000 shares of ADSs, representing 4,000,000 ordinary shares, through its depositary, Bank of New York Mellon on the NASDAQ Capital Market, at a consideration of US$4.00 per share for a gross consideration of US$16,000,000.The total direct cost related to this transaction amounted $1,496,000, including underwriter fee, attorney fee, audit fee etc. In 2011, the Company issued 50,000 shares of ADSs, representing 50,000 ordinary shares, as the restricted shares granted to employee. As of September 30, 2011, there were 14,050,000 ordinary shares issued and outstanding.